Average Annual Total Returns - Direxion Monthly Small Cap Bull 2X Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	45.94%	10.63%	18.71%	43.57%	9.70%	18.13%	27.06%	7.98%	15.81%	25.52%	8.23%	11.83%